Income Taxes	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
INCOME TAXES

NOTE 16 – INCOME TAXES

The tax reform bill that Congress voted to approve December 20, 2017, also known as the “Tax Cuts and Jobs Act”, made sweeping modifications to the Internal Revenue Code, including a much lower corporate tax rate, changes to credits and deductions, and a move to a territorial system for corporations that have overseas earnings. The act replaced the prior-law graduated corporate tax rate, which taxed income over $10 million at 35%, with a flat rate of 21%. Due to the continuing loss position of the Company, management believes changes from the “Tax Cuts and Jobs Act” should not be material in the periods presented.

The components of earnings before income taxes for the years ended December 31, 2025 and 2024 were as follows:

	Year Ended December 31,
	2025	2024
Loss before income taxes
Domestic	$(3,280,300)	$(6,131,500)
Foreign	–	–
Total loss before income taxes	$(3,280,300)	$(6,131,500)

Income tax provision (benefit) consists of the following for the years ended December 31, 2025 and 2024:

Year Ended December 31,
Income tax provision (benefit)	2025	2024
Current
Federal	$–	$–
State	–	–
Foreign	–	–
Total current	–	–
Deferred
Federal	–	–
State	–	–
Foreign	–	–
Total deferred	–	–

Total income tax provision (benefit)	$–	$–

A reconciliation of the income tax provision (benefit) by applying the statutory United States federal income tax rate to income (loss) before income taxes is as follows:

	Year Ended December 31,
	2025		2024
	Amount	%	Amount	%
Rate Reconciliation
Expected tax at statutory rate	$(688,900)	21.0%	$(1,287,600)	21.0%
Permanent differences	(76,000)	2.3%	187,900	-3.1%
State income tax, net of federal benefit	(127,900)	3.9%	(184,600)	3.0%
Current year change in valuation allowance	(191,700)	5.8%	945,500	-15.4%
Prior year true-ups	1,084,500	-33.1%	338,800	-5.5%

Income tax provision (benefit)	$–	–%	$–	–%

The Company’s effective income tax rate for the years ended December 31, 2025 was 0.0%, compared with the U.S. federal statutory rate of 21.0% due to the Company’s net loss. The difference between the statutory rate and the Company’s effective tax rate was primarily attributable to true-ups of prior-year estimates, offset by changes in valuation allowance, state income taxes and permanent differences. The Company does not operate in, and is not subject to taxation in, any foreign jurisdictions.

Deferred tax assets and liabilities are provided for significant income and expense items recognized in different years for tax and financial reporting purposes. Temporary differences, which give rise to a net deferred tax asset is as follows:

	Year Ended December 31,
	2025	2024
Deferred Tax Assets (Liabilities) Detail
Net operating loss deferred tax asset	$9,805,800	$10,185,600
Gain from disposal of assets and business units	(474,200)	(474,200)
Gain from change in fair value of derivative financial instruments	(201,500)	(199,300)
Gain from change in fair value of contingent acquisition consideration	(151,700)	(151,700)
Loss from change in fair value of debt	224,600	73,000
Right of use lease asset	(256,600)	(326,500)
Lease liability	257,500	327,600
Stock compensation	455,000	416,100
Deferred tax assets (liabilities)	9,568,900	9,850,600
Valuation allowance	(9,568,900)	(9,850,600)
Net deferred tax assets (liabilities)	$–	$–

As of December 31, 2025 and 2024, the Company had available for income tax purposes approximately $40.0 million and $42.9 million, respectively, in federal and state net operating loss carry forwards, which may be available to offset future taxable income, of which $3.2 million expire in 2035-37 and $36.8 million carry forward indefinitely. Due to the uncertainty of the utilization and recoverability of the loss carry-forwards and other deferred tax assets, management has determined a full valuation allowance for the deferred tax assets, since it is more likely than not that the deferred tax assets will not be realizable.

Prior to 2014, the Company was an S-Corporation, as defined in the Internal Revenue Code. During 2014, the Corporation defaulted to C-Corporation status. Pre C-Corporation losses were passed through to qualified S-Corporation shareholders. The net operating loss (“NOL”) carryovers presented in this note are C-Corporation losses. NOLs are subject to limitations imposed by IRC Section 382/383 resulting from changes in ownership. At the date of this filing, management has not reviewed the Company’s ownership changes and will perform the study in advance of any potential use of the NOLs. Based upon management’s assessment, a full valuation allowance has been placed upon the net deferred tax assets, since it is more likely than not that such assets will not be realized. Therefore, no financial statement benefit has been taken for the deferred tax assets, as of the filing date.

The Company has not taken any uncertain tax positions on any of its open income tax returns filed through the period ended December 31, 2024. The Company’s methods of accounting are based on established income tax principles in the Internal Revenue Code and are reflected within its filed income tax returns on an accrual basis. The Company re-assesses the validity of its conclusions regarding uncertain tax positions on a quarterly basis to determine if facts or circumstances have arisen that might cause the Company to change its judgment regarding the likelihood of a tax position’s sustainability under audit. The Company has determined that there were no uncertain tax positions for the years ended December 31, 2025 and 2024.